INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax
Disclosure of income tax benefit/(expense)

	06/30/2024	06/30/2023
Current income tax expense	(1,212)	1,611
Deferred income tax expense relating to origination and reversal of temporary differences	290	806
Income tax expense recognised in statement of profit or loss	(922)	2,417

Schedule of deferred taxes

	06/30/2024	06/30/2023
Deferred tax asset	8,819	1,050
Deferred tax liability	-	-

Disclosure of future profits

Entity	Previous	2021	2022	2023	Six months ended 06/30/2024	Total as of 06/30/2024
SEJO	-	10,907	4,263	9,216	-	24,386
Codere Online S.A.U. (Spain)	1,923	-	-	-	-	1,923
LIFO AenP (Mexico)	-	360	23,661	5,574	-	29,595
Codere Online Colombia	-	1,336	4,998	1,710	-	8,044
Codere Online U.S. Corp.	-	6,707	46	-	-	6,752
Codere Online Luxembourg	-	3,826	239,237	-	-	243,063